Investment Objectives and Goals	Oct. 31, 2024
Neuberger Berman Carbon Transition & Infrastructure ETF
Prospectus [Line Items]
Objective, Primary [Text Block]
The Fund’s new goal is: “The Fund seeks total return through growth and income.” All references to the Fund’s prior goal in the Fund’s Summary Prospectus, Prospectus and SAI are replaced with the Fund’s new goal.